Fair Value Measurements - Narrative (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2024 trading_day	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) trading_day $ / shares shares	Dec. 31, 2024 USD ($) trading_day $ / shares shares	Feb. 26, 2025 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Monthly payment discount, triggered principal amount | $		$ 1,500,000	$ 1,500,000	$ 1,500,000
Monthly payment discount, triggered percentage		50.00%	50.00%	50.00%
Variable price conversion right, conversion price percentage		95.00%	95.00%	95.00%
Debt instrument, convertible, threshold consecutive trading days | trading_day			5	5
Debt instrument, convertible, threshold trading days | trading_day	5		3	3
Derivative Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Extinguishment upon termination agreement | $		$ 0	$ 202,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares) | shares		296,445	296,445	296,445
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 0.087	$ 0.087	$ 0.075
Lynrock Lake Warrant | Lynrock Lake Term Loan
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 1.20
Shares issued (in shares) | shares					20,333,623
Lynrock Lake Warrant | Lynrock Lake Term Loan | Subsequent Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 1.20
Shares issued (in shares) | shares					20,333,623
Yorkville Warrant | Yorkville
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 1.20
Yorkville Warrant | Lynrock Lake Term Loan | Yorkville | Subsequent Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 1.20
Shares issued (in shares) | shares					5,000,071